SCHEDULE OF INVESTMENTS
February 28, 2022 (unaudited)
The Fairholme Fund

The accompanying notes are an integral part of the schedule of investments.
Shares Value
DOMESTIC EQUITY
SECURITIES — 87.0%
OIL & GAS STORAGE &
TRANSPORTATION — 3.2%
1,878,100 Enterprise Products Partners LP $ 45,863,202
REAL ESTATE MANAGEMENT &
DEVELOPMENT — 80.2%
21,539,224 The St. Joe Co.
(a)
1,163,764,273
SEMICONDUCTORS — 1.0%
298,300 Intel Corp. 14,228,910
STEEL — 2.6%
1,000,400 Commercial Metals Co. 38,565,420
TOTAL DOMESTIC EQUITY SECURITIES
(COST $658,327,421)
1,262,421,805
FOREIGN EQUITY SECURITIES
— 1.6%
CANADA — 1.6%
METALS & MINING — 1.6%
7,519,013 Imperial Metals Corp.
(a)(b)
22,898,138
TOTAL FOREIGN EQUITY SECURITIES
(COST $66,817,074)
22,898,138
Shares Value
DOMESTIC PREFERRED
EQUITY SECURITIES — 1.6%
MORTGAGE FINANCE — 1.6%
5,255,813 Federal Home Loan Mortgage
Corp.
7.875%, Series Z
(b)(c)
$ 12,561,393
4,391,977 Federal National Mortgage
Association
7.750%, Series S
(b)(c)
11,638,739
24,200,132
TOTAL DOMESTIC PREFERRED EQUITY
SECURITIES (COST $39,892,448)
24,200,132
Principal
U.S. GOVERNMENT
OBLIGATIONS — 8.6%
U.S. Treasury Bills
$ 50,000,000 0.043%,
05/19/2022
(d)
49,966,608
50,000,000 0.120%,
06/16/2022
(d)
49,939,998
25,000,000 0.168%,
09/08/2022
(d)
24,913,586
TOTAL U.S. GOVERNMENT OBLIGATIONS
(COST $124,955,220)
124,820,192
Shares
MONEY MARKET FUNDS
— 1.3%
18,606,292 Fidelity Investments Money
Market Treasury Portfolio -
Class I, 0.01%
(e)
18,606,292
TOTAL MONEY MARKET FUNDS
(COST $18,606,292)
18,606,292
TOTAL INVESTMENTS — 100.1%
(COST $908,598,455) 1,452,946,559
LIABILITIES IN EXCESS OF
OTHER ASSETS — (0.1)%
(1,602,459)
NET ASSETS — 100.0%
$ 1,451,344,100
(a)
    Affiliated Company. See Note 2.
(b)
    Non-income producing security.
(c)
    Variable rate security. Rates shown are the effective rates as of February 28, 2022.
(d)
    Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(e)
    Annualized based on the 1-day yield as of February 28, 2022.

SCHEDULE OF INVESTMENTS
February 28, 2022 (unaudited)
The Fairholme Focused Income Fund

The accompanying notes are an integral part of the schedule of investments.
Shares Value
DOMESTIC EQUITY
SECURITIES — 56.8%
COMMODITY CHEMICALS
— 3.8%
50,500
LyondellBasell Industries N.V.,
Class A $ 4,910,115
DRUG RETAIL — 2.4%
69,000 Walgreens Boots Alliance, Inc. 3,180,210
INSURANCE - PROPERTY &
CASUALTY — 7.5%
371,100 Old Republic International Corp. 9,778,485
OIL & GAS STORAGE &
TRANSPORTATION — 23.6%
312,000 Kinder Morgan, Inc. 5,428,800
575,500 Energy Transfer LP 5,835,570
800,200 Enterprise Products Partners LP 19,540,884
30,805,254
SEMICONDUCTORS — 5.2%
141,100 Intel Corp. 6,730,469
STEEL — 14.3%
484,100 Commercial Metals Co. 18,662,055
TOTAL DOMESTIC EQUITY SECURITIES
(COST $64,210,331)
74,066,588
DOMESTIC PREFERRED
EQUITY SECURITIES — 1.5%
MORTGAGE FINANCE — 1.5%
Federal Home Loan Mortgage
Corp.
302,300 5.100%
, Series H
(a)
1,009,682
260,924 6.550%
, Series Y
(a)
495,756
180,000 Federal National Mortgage
Association
7.750%, Series S
(a)(b)
477,000
1,982,438
TOTAL DOMESTIC PREFERRED EQUITY
SECURITIES (COST $4,614,651)
1,982,438
Principal Value
U.S. GOVERNMENT
OBLIGATIONS — 29.2%
U.S. Treasury Bills
$ 13,000,000 0.068%,
03/24/2022
(c)
$ 12,999,433
10,000,000 0.058%,
04/21/2022
(c)
9,997,450
15,000,000 0.043%,
05/19/2022
(c)
14,989,982
TOTAL U.S. GOVERNMENT OBLIGATIONS
(COST $37,997,221)
37,986,865
Shares
MONEY MARKET FUNDS
— 8.9%
11,603,002 Fidelity Investments Money
Market Treasury Portfolio -
Class I, 0.01%
(d)
11,603,002
TOTAL MONEY MARKET FUNDS
(COST $11,603,002)
11,603,002
MISCELLANEOUS
INVESTMENTS — 3.6%
(e)
(COST $5,016,714)
4,685,470
TOTAL INVESTMENTS — 100.0%
(COST $123,441,919) 130,324,363
OTHER ASSETS IN EXCESS
OF LIABILITIES — 0.0%
56,660
NET ASSETS — 100.0%
$ 130,381,023

SCHEDULE OF INVESTMENTS (continued)
February 28, 2022 (unaudited)
The Fairholme Focused Income Fund

The accompanying notes are an integral part of the schedule of investments.
(a)
    Non-income producing security.
(b)
    Variable rate security. Rates shown are the effective rates as of February 28, 2022.
(c)
    Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(d)
    Annualized based on the 1-day yield as of February 28, 2022.
(e)
    Represents previously undisclosed unrestricted securities, which The Income Fund has held for less than one year.

SCHEDULE OF INVESTMENTS
February 28, 2022 (unaudited)
The Fairholme Allocation Fund

The accompanying notes are an integral part of the schedule of investments.
Shares Value
DOMESTIC EQUITY
SECURITIES — 59.3%
OIL & GAS STORAGE &
TRANSPORTATION — 13.8%
121,600 Kinder Morgan, Inc. $ 2,115,840
268,700 Energy Transfer LP 2,724,617
124,000 Enterprise Products Partners LP 3,028,080
7,868,537
REAL ESTATE MANAGEMENT &
DEVELOPMENT — 32.1%
348,267 The St. Joe Co.
(a)
18,280,535
SEMICONDUCTORS — 4.9%
58,600 Intel Corp. 2,795,220
STEEL — 8.5%
125,900 Commercial Metals Co. 4,853,445
TOTAL DOMESTIC EQUITY SECURITIES
(COST $19,414,608)
33,797,737
FOREIGN EQUITY SECURITIES
— 12.9%
CANADA — 12.9%
METALS & MINING — 12.9%
2,412,125 Imperial Metals Corp.
(b)
7,345,801
TOTAL FOREIGN EQUITY SECURITIES
(COST $26,793,907)
7,345,801
DOMESTIC PREFERRED
EQUITY SECURITIES — 2.2%
MORTGAGE FINANCE — 2.2%
282,295 Federal Home Loan Mortgage
Corp.
7.875%, Series Z
(b)(c)
674,685
216,265 Federal National Mortgage
Association
7.750%, Series S
(b)(c)
573,102
1,247,787
TOTAL DOMESTIC PREFERRED EQUITY
SECURITIES (COST $2,038,289)
1,247,787
Principal Value
U.S. GOVERNMENT
OBLIGATIONS — 12.2%
U.S. Treasury Bills
$ 5,000,000 0.043%,
05/19/2022
(d)
$ 4,996,661
2,000,000 0.120%,
06/16/2022
(d)
1,997,600
TOTAL U.S. GOVERNMENT OBLIGATIONS
(COST $6,998,820)
6,994,261
Shares
MONEY MARKET FUNDS
— 9.8%
5,581,211 Fidelity Investments Money
Market Treasury Portfolio -
Class I, 0.01%
(e)
5,581,211
TOTAL MONEY MARKET FUNDS
(COST $5,581,211)
5,581,211
MISCELLANEOUS
INVESTMENTS — 3.6%
(f)
(COST $2,994,675)
2,076,352
TOTAL INVESTMENTS — 100.0%
(COST $63,821,510) 57,043,149
LIABILITIES IN EXCESS OF
OTHER ASSETS — (0.0)%
(16,277)
NET ASSETS — 100.0%
$ 57,026,872

SCHEDULE OF INVESTMENTS (continued)
February 28, 2022 (unaudited)
The Fairholme Allocation Fund

The accompanying notes are an integral part of the schedule of investments.
(a)
    Restricted/controlled security. The value of this security totals $18,280,535, which represents 32.06% of The Allocation Fund’s net assets. Information related to this security is as follows:
(b)
    Non-income producing security.
(c)
    Variable rate security. Rates shown are the effective rates as of February 28, 2022.
(d)
    Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(e)
    Annualized based on the 1-day yield as of February 28, 2022.
(f)
    Represents previously undisclosed unrestricted securities, which The Allocation Fund has held for less than one year.
Shares Issuer
Acquisition
Date(s)
Acquisition
Cost
2/28/2022
Value
Per Share
348,267 The St. Joe Co. 08/09/2017-09/01/2017 $6,615,792 $52.49

NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2022 (unaudited)
Fairholme Funds, Inc.

Note 1. Significant Accounting Policies
As investment companies, the Funds follow the investment company accounting and reporting guidance, which is part of U.S.
generally accepted accounting principles (“U.S. GAAP”). The Funds’ investments are reported at fair value as defined by U.S.
GAAP. The Funds calculate their net asset values as soon as practicable following the close of regular trading on the New York
Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.
A description of the valuation techniques applied to the Funds’ securities measured at fair value on a recurring basis follows:
Security Valuation:
Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the
NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. If these securities are not actively traded, they are classified in Level
2. Subject to the oversight of the Board, the Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. In these situations, if the inputs are observable, the valuation will be classified in Level 2 of the fair value hierarchy, otherwise they would be classified in Level 3.
Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): The fair value of fixed-income securities is determined using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) fixed income securities will be fair valued in good faith following consideration by, and conclusion of, the Manager’s Valuation and
Liquidity Risk Management Committee. As of February 28, 2022, fixed-income securities are valued by the Manager utilizing observable market prices on the day of valuation or the average bid of independent broker/dealer quotes and/or the average of valuations from independent pricing services. Although fixed-income securities are classified in Level 2 of the fair value hierarchy at February 28, 2022, in instances where significant unobservable inputs are used, they would be classified in Level 3.
Open-end mutual funds: Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.
Short-term securities: Investments in securities with maturities of less than sixty days when acquired, or which subsequently are within sixty days of maturity, shall be valued at prices supplied by an independent pricing source or by one of the Funds’ pricing agents based on broker or dealer supplied valuations or matrix pricing. To the extent the inputs are observable and timely, the values would be classified in Level 2 of the fair value hierarchy.
Restricted securities: The Manager is deemed to be an affiliate of The St. Joe Co. (“Joe”) for purposes of the Securities Act of 1933 and Rule 144. This determination was made based on a number of factors, including the collective ownership of Joe by certain of the Funds and other advisory clients advised by the Manager. Shares of Joe owned by The Allocation Fund are considered control securities under Rule 144 and are treated as restricted securities for purposes of The Allocation Fund’s valuation procedures. Due to the restrictions on resale, the securities are generally valued at a discount to similar publicly traded securities. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or
Level 3 of the fair value hierarchy. Joe was classified as Level 2 at February 28, 2022.
The Funds use several recognized industry third-party pricing services (TPPS), which are approved by the Board and unaffiliated with the Manager, to provide prices for some of the Funds’ securities. The Funds also use other independent market trade data sources (such as TRACE, the FINRA developed mandatory reporting of over-the-counter secondary market transactions), as well as broker quotes provided by market makers. The data within these feeds is ultimately sourced from major stock exchanges

NOTES TO SCHEDULE OF INVESTMENTS (continued)
February 28, 2022 (unaudited)
Fairholme Funds, Inc.

and trading systems where these securities trade. If a price obtained from the pricing source is deemed unreliable, it may be discarded and/or challenged. In these cases the pricing decision is made by reference to the reliable market data from the other market data sources.
Subject to the oversight of the Board, the Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the
Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f)
the size of reported trades; (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) local market closures. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of fair valued securities are frequently monitored to determine if fair valuation measures continue to apply.
The Manager reports quarterly to the Board the results of the application of fair valuation policies and procedures.
The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
Level 1 — quoted prices in active markets for identical securities;
Level 2 — other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 — significant unobservable inputs (including the Manager’s determination as to the fair value of investments).
The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of the Funds’ investments by inputs used to value the Funds’ investments as of
February 28, 2022, is as follows:
Valuation Inputs
Level 1 -
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Observable
Inputs
Total
Fair Value
at 02/28/22
THE FAIRHOLME FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities
*
$ 1,262,421,805 $ — $ — $ 1,262,421,805
Foreign Equity Securities
*
22,898,138 — — 22,898,138
Domestic Preferred Equity Securities
*
24,200,132 — — 24,200,132
U.S. Government Obligations — 124,820,192 — 124,820,192
Money Market Funds 18,606,292 — — 18,606,292
TOTAL INVESTMENTS
$ 1,328,126,367 $ 124,820,192 $ — $ 1,452,946,559
*
Industry classification for these categories are detailed in the Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS (continued)
February 28, 2022 (unaudited)
Fairholme Funds, Inc.

There were no Level 3 investments for any of the Funds at February 28, 2022.
Note 2. Transactions in Shares of Affiliates
Portfolio companies in which The Fairholme Fund owns 5% or more of the outstanding voting securities of the issuer are considered affiliates of The Fairholme Fund. The aggregate fair value of all securities of affiliates held by The Fairholme Fund as of February 28, 2022 amounted to $1,186,662,411, representing approximately 81.76% of The Fairholme Fund’s net assets.
Transactions in The Fairholme Fund during the period ended February 28, 2022, in which the issuer of the security was an affiliate are as follows:
Valuation Inputs
Level 1 -
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Observable
Inputs
Total
Fair Value
at 02/28/22
THE INCOME FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities
*
$ 74,066,588 $ — $ — $ 74,066,588
Domestic Preferred Equity Securities
*
1,982,438 — — 1,982,438
U.S. Government Obligations — 37,986,865 — 37,986,865
Money Market Funds 11,603,002 — — 11,603,002
Miscellaneous Investments 4,685,470 — — 4,685,470
TOTAL INVESTMENTS
$ 92,337,498 $ 37,986,865 $ — $ 130,324,363
*
Industry classification for these categories are detailed in the Schedule of Investments.
Valuation Inputs
Level 1 -
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Observable
Inputs
Total
Fair Value
at 02/28/22
THE ALLOCATION FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities
Real Estate Management & Development $ — $ 18,280,535 $ — $ 18,280,535
Other Industries
*
15,517,202 — — 15,517,202
Foreign Equity Securities
*
7,345,801 — — 7,345,801
Domestic Preferred Equity Securities
*
1,247,787 — — 1,247,787
U.S. Government Obligations — 6,994,261 — 6,994,261
Money Market Funds 5,581,211 — — 5,581,211
Miscellaneous Investments 2,076,352 — — 2,076,352
TOTAL INVESTMENTS
$ 31,768,353 $ 25,274,796 $ — $ 57,043,149
*
Industry classification for these categories are detailed in the Schedule of Investments.
November 30, 2021 Gross Additions Gross Deductions February 28, 2022
Shares/
Par Value
Shares/
Par Value
Shares/
Par Value
Shares/
Par Value Fair Value
Change in
Unrealized
Appreciation
Imperial Metals Corp. 7,519,013 — — 7,519,013 $ 22,898,138 $ 3,062,469
The St. Joe Co. 21,539,224 — — 21,539,224 1,163,764,273 129,666,129
Total
$ 1,186,662,411 $ 132,728,598

NOTES TO SCHEDULE OF INVESTMENTS (continued)
February 28, 2022 (unaudited)
Fairholme Funds, Inc.

For additional information regarding the accounting policies of the Funds and the most recent federal income tax information, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.